Debt - Principal maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 58.4
2015	18.3
2016	154.7
2017	2,620.1
2018	1.9
Thereafter	1.0
Total	2,854.4
Term loans
Debt Instrument [Line Items]
2014	14.2
2015	14.2
2016	14.2
2017	1,334.0
2018	0
Thereafter	0
Total	1,376.6
Revolving facility
Debt Instrument [Line Items]
2014	0
2015	0
2016	12.6
2017	0
2018	0
Thereafter	0
Total	12.6
7.25% Senior Notes
Debt Instrument [Line Items]
2014	0
2015	0
2016	0
2017	750.0
2018	0
Thereafter	0
Total	750.0	750.0
10.75% Senior Subordinated Notes
Debt Instrument [Line Items]
2014	0
2015	0
2016	0
2017	533.4
2018	0
Thereafter	0
Total	533.4
A/R Facility
Debt Instrument [Line Items]
2014	0
2015	0
2016	124.2
2017	0
2018	0
Thereafter	0
Total	124.2
Compensating cash balance
Debt Instrument [Line Items]
2014	25.9
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	25.9
Capital leases
Debt Instrument [Line Items]
2014	5.2
2015	4.1
2016	3.7
2017	2.7
2018	1.9
Thereafter	1.0
Total	18.6
8% Predecessor Senior Subordinated Notes
Debt Instrument [Line Items]
2014	1.0
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	1.0
Other debt
Debt Instrument [Line Items]
2014	12.1
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	$ 12.1